Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Payables and Accruals [Abstract]
Guarantee derivative liabilities at fair value (Note 9)	¥ 1,473,853		¥ 252,613
Tax payable	975,396		632,006
Funds payable to Institutional Funding Partners	425,763		670,942
Accrued payroll and welfare	408,828		364,500
Accrued risk management fees	197,665		48,993
Accrued professional fees and outsourcing fees	68,002		37,684
Accrued marketing expenses	61,193		78,681
Short-term leasing liabilities	¥ 53,644		¥ 45,577
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Total accrued expenses and other current liabilities	Total accrued expenses and other current liabilities	Total accrued expenses and other current liabilities
Payable to third‑party sellers	¥ 47,114		¥ 55,704
Other payable to Individual Investors on Juzi Licai	30,477		86,841
Deferred service fees	26,737		51,966
Security deposits from third‑party sellers	16,435		10,718
Deferred interest and financial services income and others	9,880		23,038
Payable for acquisition of land use rights			516,000
Other accrued expenses	78,670		51,084
Total accrued expenses and other current liabilities	¥ 3,873,657	$ 607,861	¥ 2,926,347